Accounts Payable and Accrued Expenses and Accounts payable – Related Party (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued expenses

	September 30, 2023	December 31, 2022
	(Unaudited)
Accrued expenses	$305,666	$241,960
Accounts payable	339,371	324,754
Accrued legal costs	343,588	349,726
Accrued salary and payroll taxes	1,143	134,152
Total	$989,768	$1,050,592

	December 31, 2022	December 31, 2021

Accrued expenses	$241,960	$385,776
Accounts payable	324,754	375,774
Accrued legal costs	349,726	253,901
Accrued salary and payroll taxes	134,152	50,228
Total	$1,050,592	$1,065,679